Earnings Per Share	3 Months Ended
Jun. 30, 2011
Earnings Per Share
Earnings Per Share [Text Block]

2.      NET INCOME (LOSS) PER COMMON SHARE

The following sets forth the denominator used in the calculations of basic net income (loss) per share and net income (loss) per share assuming dilution:

	Three months ended	Six months ended	Three months ended	Six months ended
	June 30, 2011	June 30, 2011	July 31, 2010	July 31, 2010
Denominator for basic net income (loss) per share, weighted average shares outstanding	13,747,028	13,862,274	11,867,328	11,468,700
Dilutive effect of common stock options	N/A	N/A	N/A	N/A
Dilutive Effect of Series C convertible preferred stock	N/A	N/A	N/A	N/A
Denominator for diluted net income (loss) per share, weighted average shares outstanding	13,747,028	13,862,274	11,867,328	11,468,700

Options to purchase 320,000 and 709,000 shares of our common stock at June 30, 2011 and July 31, 2010, respectively, were outstanding and 375 shares of convertible preferred stock at June 30, 2011 were not included in the computation of diluted net income (loss) per share because they were anti-dilutive.